May 4, 2007

Via EDGAR

650 Town Center Drive, 20th Floor
Costa Mesa, California 92626-1925
Tel: (714) 540-1235 Fax: (714) 755-8290
www.lw.com

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File No. 037548-0024

Mr. Larry Spirgel
Assistant Director
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Skilled Healthcare Group, Inc.
Amendment No. 5 to Registration Statement on Form S-1 (File No. 333-137897)

Skilled Healthcare Group, Inc.
Amendment No. 5 to Registration Statement on Form S-4 (File No. 333-137898)
Dear Mr. Spirgel:
          We hereby respond on behalf of Skilled Healthcare Group, Inc. (the “Company”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), as set forth in the Staff’s letter of comment dated May 3, 2007 (the “Comment Letter”), to the above referenced Registration Statements. The Company has filed, via EDGAR, this letter (tagged correspondence) and Amendment No. 5 to each Registration Statement (“Amendment No. 5”).
           For your convenience, we are sending a copy of this letter, Amendment No. 5 and supplemental materials in the traditional, non-EDGAR format, including a version of Amendment No. 5 that is marked to show changes from Amendment No. 4, and will forward a courtesy package of these documents to our examiners: Dean Suehiro and Derek B. Swanson.
          Responses
          The Company has the following responses to the Staff’s comments in the Comment Letter. For your convenience, each response corresponds to the comment that immediately precedes it, each of which has been reproduced from the Comment Letter in the order presented. In addition, please note that the page references in our responses correspond to the pagination of

Mr. Larry Spirgel
May 4, 2007

Amendment No. 5 to the Registration Statement on Form S-1, as marked to show changes from Amendment No. 4, which pagination differs from that in the originally filed Registration Statement in some respects.
Expected Recent Results, page 9
1.	Please discuss your expected historical earnings/losses per share.
Response
     We note for the Staff that the Company has removed its expected results of operations and certain balance sheet data for the quarter ended March 31, 2007 from the Registration Statement and has included first quarter financial and other data throughout the Registration Statement, including a discussion of first quarter results in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
     The Company’s financial data for the quarter ended March 31, 2007 includes the Company’s earnings per share for that period.
2.	Please present your expected pro forma earnings/losses per share.
Response
     Please see our response to the Staff’s comment No. 1. In addition, the Company’s financial data for the quarter ended March 31, 2007 includes the Company’s pro forma earnings per share for that period.
3.	Please discuss the factors that contributed to the increase in your expected total revenue, EBITDA, operating profit and historical earnings/losses per share as compared to your prior comparable period.
Response
     We have revised the disclosure on page 78 in response to the Staff’s comment.

Mr. Larry Spirgel
May 4, 2007

Note 17. Stockholder’s Equity, page F-34
4.	Please see the table. Revise the column “weighted average intrinsic value per share” to “aggregate intrinsic value based on IPO price.”
Response
We have revised the disclosure on page F-38 in response to the Staff’s comment.

Mr. Larry Spirgel
May 4, 2007

          We acknowledge the provisions of Rules 460 and 461 regarding requesting acceleration of the Registration Statement and will allow adequate time after the filing of any amendment to the Registration Statement for further review before submitting a request for acceleration.
          Once you have had time to review our responses to the Staff’s comments and the corresponding changes in Amendment No. 5, we would appreciate the opportunity to discuss any additional questions or concerns that you may have. Please call me at (714) 755-8212.
Sincerely,
/s/ Jonn R. Beeson
Jonn R. Beeson
of LATHAM & WATKINS LLP
Enclosures

cc (via fax):	Boyd Hendrickson John E. King Roland R. Rapp Peter Reynolds Kris F. Heinzelman F. Holt Goddard David Copley